Income Taxes - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current	$ (11,997)	$ (14,424)	$ (10,440)
Deferred	(235)	(10,044)	27,207
Income tax (expense) recovery	$ (12,232)	$ (24,468)	$ 16,767